THE
ELITE
GROUP of Mutual Funds___________________________________________________




February 1, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  The Elite Group of Mutual Funds
           File No. 033-08124


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Elite Group of Mutual Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ Richard S. McCormick

Richard S. McCormick
President